PENSION PLANS (Details 2) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Amounts Recognized in Balance Sheet [Abstract]
Accrued benefit in current liabilities	$ (0.5)	$ (22.1)
Accrued benefit in noncurrent liabilities	(648.9)	(182.0)
Accumulated other comprehensive loss	740.8	677.8
Net balance sheet impact	91.4	473.7
United States Pension Plan of US Entity
Amounts Recognized in Balance Sheet [Abstract]
Accrued benefit in current liabilities	(0.4)	(21.8)
Accrued benefit in noncurrent liabilities	(484.1)	(179.3)
Accumulated other comprehensive loss	714.2	654.8
Net balance sheet impact	229.7	453.7
Foreign Pension Plans, Defined Benefit
Amounts Recognized in Balance Sheet [Abstract]
Accrued benefit in current liabilities	(0.1)	(0.3)
Accrued benefit in noncurrent liabilities	(164.8)	(2.7)
Accumulated other comprehensive loss	26.6	23.0
Net balance sheet impact	$ (138.3)	$ 20.0